Deferred revenue - Changes in deferred revenue balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenues [Line Items]
Balance at the beginning of year	$ 7,611	$ 8,174
Additions to deferred revenue	15,573	15,401
Recognition of deferred revenue as revenues	(14,476)	(15,926)
Exchange differences	(28)	(38)
Balance at the end of year	8,680	7,611
Discontinued operations
Deferred Revenues [Line Items]
Balance at the beginning of year	4,779	8,801
Additions to deferred revenue		16,751
Recognition of deferred revenue as revenues		(20,529)
Exchange differences		(244)
Balance at the end of year		4,779
Continuing and discontinued operations
Deferred Revenues [Line Items]
Balance at the beginning of year	$ 12,390	16,975
Additions to deferred revenue		32,152
Recognition of deferred revenue as revenues		(36,455)
Exchange differences		(282)
Balance at the end of year		$ 12,390